Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases	Leases
The Company leases office space in North America, Europe, Asia, South America, and Australia. This space is primarily used for office and administrative purposes by the Company’s employees in performing professional services. These leases are classified as operating leases and expire between years 2020 through 2032. The Company’s finance leases are immaterial.
The Company’s leasing policies are established in accordance with ASC 842, and accordingly, the Company recognizes on the balance sheet at the time of lease commencement a right-of-use lease asset and a lease liability, initially measured at the present value of the lease payments. Right-of-use lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All right-of-use lease assets are reviewed for impairment. As the Company’s implicit rate in its leases is not readily determinable, in determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the commencement date. Lease payments included in the measurement of the lease liability are comprised of noncancelable lease payments, payments based upon an index or rate, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.
Lease costs are recognized in the Consolidated Statement of Operations over the lease term on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the lesser of the term of the related lease or the estimated useful life of the asset.
Some of the Company’s leases contain variable lease payments, including payments based upon an index or rate. Variable lease payments based upon an index or rate are initially measured using the index or rate in effect at the lease commencement date and are included within the lease liabilities. Lease liabilities are not remeasured as a result of changes in the index or rate, rather changes in these types of payments are recognized in the period in which the obligation for those payments is incurred. In addition, some of our leases contain variable payments for utilities, insurance, real estate tax, repairs and maintenance, and other variable operating expenses. Such amounts are not included in the measurement of the lease liability and are recognized in the period when the facts and circumstances on which the variable lease payments are based upon occur.
The Company’s leases include options to extend or renew the lease through 2040. The renewal and extension options are not included in the lease term as the Company is not reasonably certain that it will exercise its option.
From time to time, the Company enters into sublease arrangements both with unrelated third-parties and with our partner agencies. These leases are classified as operating leases and expire between years 2020 through 2032. Sublease income is recognized over the lease term on a straight-line basis. Currently, the Company subleases office space in North America, Europe and Australia.
As of March 31, 2020, the Company has entered into three operating leases for which the commencement date has not yet occurred as the premises are in the process of being prepared for occupancy by the landlord. One of the operating leases is related to the Company’s agreement, entered into on February 27, 2020, to lease space at One World Trade Center in connection with the centralization of our New York real estate portfolio. The lease term is for approximately eleven years, with rental payments totaling approximately $112,000, net of landlord reimbursements. As part of the centralization initiative, the Company will sublease existing properties currently under lease, resulting in the recovery of a portion of our rent obligation under such arrangements.
Accordingly, these three leases represent an obligation of the Company that is not reflected within the Unaudited Consolidated Balance Sheet as of March 31, 2020. The aggregate future liability related to these leases is approximately $124,233.
The discount rate used for leases accounted for under ASC 842 is the Company’s collateralized credit adjusted borrowing rate.
The following table presents lease costs and other quantitative information for the three months ended March 31, 2020 and 2019:

	Three Months Ended March 31,
	2020	2019
Lease Cost:
Operating lease cost	$16,391	$16,441
Variable lease cost	4,655	4,964
Sublease rental income	(2,805)	(1,599)
Total lease cost	$18,241	$19,806
Additional information:
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$17,635	$15,652

Right-of-use assets obtained in exchange for operating lease liabilities	$7,119	$256,818
Weighted average remaining lease term (in years) - Operating leases	7.0	7.3
Weighted average discount rate - Operating leases	8.7	8.7

In the three months ended March 31, 2020, the Company recorded an impairment charge of $161 to reduce the carrying value of a right-of-use lease asset of one of its agencies within its Integrated Agencies Network reportable segment. The Company evaluated the facts and circumstances related to the use of the asset which indicated that it may not be recoverable. Using adjusted quoted market prices to develop expected future cash flows, it was determined that the fair value of the asset was less than its carrying value. This impairment charge is included in Other asset impairment within the Unaudited Condensed Consolidated Statement of Operations.
In the three months ended March 31, 2019, the Company did not record any impairment charge to reduce the carrying value of its right-of-use lease assets or related leasehold improvements.
Operating lease expense is included in office and general expenses in the Unaudited Condensed Consolidated Statement of Operations. The Company’s lease expense for leases with a term of 12 months or less is immaterial.
The following table presents minimum future rental payments under the Company’s leases at March 31, 2020 and their reconciliation to the corresponding lease liabilities:

Maturity Analysis
Remaining 2020	$52,025
2021	59,901
2022	49,774
2023	44,573
2024	38,111
Thereafter	103,505
Total	347,889
Less: Present value discount	(88,613)
Lease liability	$259,276

Leases

Effective January 1, 2019, the Company adopted ASC 842. As a result, comparative prior periods have not been adjusted and continue to be reported under ASC 840. See Note 3 of the Notes to the Consolidated Financial Statements included herein for additional information regarding the Company’s adoption of ASC 842. The policies described herein refer to those in effect as of January 1, 2019.
The Company leases office space in North America, Europe, Asia, South America, and Australia. This space is primarily used for office and administrative purposes by the Company’s employees in performing professional services. These leases are classified as operating leases and expire between years 2020 through 2032. The Company’s finance leases are immaterial.
The Company’s leasing policies are established in accordance with ASC 842, and accordingly, the Company recognizes on the balance sheet at the time of lease commencement a right-of-use lease asset and a lease liability, initially measured at the present value of the lease payments. Right-of-use lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All right-of-use lease assets are reviewed for impairment. As the Company’s implicit rate in its leases is not readily determinable, in determining the present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the commencement date. Lease payments included in the measurement of the lease liability are comprised of noncancelable lease payments, payments based upon an index or rate, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.
Lease costs are recognized in the Consolidated Statement of Operations over the lease term on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the lesser of the term of the related lease or the estimated useful life of the asset.
Some of the Company’s leases contain variable lease payments, including payments based upon an index or rate. Variable lease payments based upon an index or rate are initially measured using the index or rate in effect at the lease commencement date and are included within the lease liabilities. Lease liabilities are not remeasured as a result of changes in the index or rate, rather changes in these types of payments are recognized in the period in which the obligation for those payments is incurred. In addition, some of our leases contain variable payments for utilities, insurance, real estate tax, repairs and maintenance, and other variable operating expenses. Such amounts are not included in the measurement of the lease liability and are recognized in the period when the facts and circumstances on which the variable lease payments are based upon occur.
The Company’s leases include options to extend or renew the lease through 2040. The renewal and extension options are not included in the lease term as the Company is not reasonably certain that it will exercise its option.
From time to time, the Company enters into sublease arrangements both with unrelated third-parties and with our partner agencies. These leases are classified as operating leases and expire between 2020 through 2032. Sublease income is recognized over the lease term on a straight-line basis. Currently, the Company subleases office space in North America, Europe and Australia.
As of December 31, 2019, the Company has entered into five operating leases for which the commencement date has not yet occurred as the space is being prepared for occupancy by the landlord. Accordingly, these leases represent an obligation of the Company that is not on the Consolidated Balance Sheet as of December 31, 2019. The aggregate future liability related to these leases is approximately $13.9 million.
The discount rate used for leases accounted for under ASC 842 is the Company’s collateralized credit adjusted borrowing rate.
The following table presents lease costs and other quantitative information for the twelve months ended December 31, 2019:

Twelve Months Ended December 31,
2019
Lease Cost:
Operating lease cost	$67,044
Variable lease cost	18,879
Sublease rental income	(8,965)
Total lease cost	$76,958
Additional information:
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$69,735

Right-of-use assets obtained in exchange for operating lease liabilities	$269,801
Weighted average remaining lease term (in years) - Operating leases	5.3
Weighted average discount rate - Operating leases	8.6

In the twelve months ended December 31, 2019, the Company recorded an impairment charge of $3.7 million to reduce the carrying value of four of its right-of-use lease assets and related leasehold improvements. These right-of-use assets were within the Integrated Networks - Group B and Media & Data Network reportable segments as well as at Corporate. The Company evaluated the facts and circumstances related to the use of the assets which indicated that they may not be recoverable. Using adjusted quoted market prices to develop expected future cash flows, it was determined that the fair value of the assets were less than their carrying value. This impairment charge is included in Goodwill and other asset impairment within the Consolidated Statement of Operations.
Operating lease expense is included in office and general expenses in the Consolidated Statement of Operations. The Company’s lease expense for leases with a term of 12 months or less is immaterial.
Rental expense for the twelve months ended December 31, 2018 and 2017 was $65,093 and $64,086, respectively, offset by $3,671 and $2,797, respectively, in sublease rental income.
The following table presents minimum future rental payments under the Company’s leases at December 31, 2019 and their reconciliation to the corresponding lease liabilities:

Maturity Analysis
2020	$69,563
2021	59,216
2022	48,593
2023	43,878
2024	37,260
2025 and thereafter	102,552
Total	361,062
Less: Present value discount	(93,240)
Lease liability	$267,822